Nomura Asset Depositor Company, LLC ABS-15G

Exhibit 99.6

Loan Level Disposition

AMC Loan ID	Pretium Loan ID	Edgar Loan ID	Seller Loan ID	Purpose at Origination	Occupancy at Origination	Origination Date	State	Original Balance	Compliance Event	Compliance Exceptions	Credit Exceptions	Seasoning > 3 Years	Subject to Predatory Lending	Disposition	S&P Compliance Grade	Fitch Compliance Grade	Moodys Compliance Grade	DBRS Compliance Grade	Morningstar Compliance Grade
XXXX	XXXX	00000385	XXXX	Purchase	Primary	XX/XX/XXXX	XX	$XXX	1			Yes	No		RA	A	A	A	A
XXXX	XXXX	00000909	XXXX	Refinance - Cash Out	Primary	XX/XX/XXXX	XX	$XXX	2	*** (OPEN) TIL Finance Charge Tolerance- Finance charges underdisclosed in the amount of $XXX. Refinance loan seasoned > 3 years. - Rating - 2;	*** (OPEN) Missing Document: Note - Subject Lien not provided- Void was written on Note, appears to just be in regard to Prepayment Penalty. Change not initialed by Borrowers. - Rating - 3;	Yes	Yes		RB	B	B	B	B

Exception Standard Report

AMC Loan ID	Pretium Loan ID	Edgar Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Last Name	Purpose	Occupancy	Note Date	State	Original Loan Amount	Exception Date	Exception Category	Exception Subcategory	Exception Type	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Detail	Exception Information	Compensating Factors	Comments
XXXX	XXXX	00000909	XXXX	XXXX	XXXX	XXXX	Refinance - Cash Out	Primary	XX/XX/XXXX	MS	$XXX	XX/XX/XXXX	Missing Document	General	Credit	Open		3	Missing Document: Note - Subject Lien not provided	Void was written on Note, appears to just be in regard to Prepayment Penalty. Change not initialed by Borrowers.
XXXX	XXXX	00000909	XXXX	XXXX	XXXX	XXXX	Refinance - Cash Out	Primary	XX/XX/XXXX	MS	$XXX	XX/XX/XXXX	Compliance	Federal	Compliance	Open		2	TIL Finance Charge Tolerance	Finance charges underdisclosed in the amount of $XXX. Refinance loan seasoned > 3 years.

Compliance Only Extract

Pretium Loan ID	Seller Loan ID	Edgar Loan ID	Borrower Name	Borrower SSN	Co Borrower Name	Co Borrower SSN	Address Street	Address City	Address State	Address County	Address Zip	Escrow State	Broker	Lender Name	Note Date	Maturity Date	Loan Type	Mortgage Type	First Payment Date	Original Loan Amount	Rate Type	Original Interest Rate	Balloon Flag	Original Term	Amortization Term	Late Charge Percent	Late Charge Grace Period	Interest Only Period	First Interest Rate Change Date	First Payment Change Date	Next Interest Rate Change Date	Next Payment Change Date	Margin	Initial Rate Cap	Periodic Rate Cap	Life Rate Cap	Life Rate Floor	Rate Change Frequency	Payment Change Fequency	Index Type	Occupancy	Purpose	Appraisal Type	Appraisal Date	Appraisal Value	Contract Sales Price	Property Type	Lien Position	Senior Lien Amount	Junior Lien Amount	Original LTV	Original CLTV	Documentation Type	DTI	Total Income	Credit Score	PMI Company	PMI Coverage	MI Certificate Number	DD Event Level	Credit Exception Category	Cleared Credit Exceptions	Compliance Exceptions	Compliance Exception Category	Cleared Compliance Exceptions	Lender Response	Subject to Predatory	Section 32 Flag	TIL APR	TIL Status	TIL Finance Charge	Finance Charge Status	Finance Charge Variance	HOEPA Points and Fees	HOEPA Fee Threshhold	HOEPA Points and Fees Status	HOEPA Rate	HOEPA Rate Status	HOEPA High Cost Loan	HOEPA Status	State Points and Fees	State Fee Threshhold	State Points and Fees Status	State Rate	State Rate Status	State High Cost Loan	Modification Flag	Modification Date	Mod Rate Type	Mod Rate	Mod PI	Mod First Payment Date	Mod Maturity Date	Mod Principal Balance	Mod is Balloon	Mod Comments	Prepayment Penalty Period	Prepayment Penalty Desc	Neg Am	Neg Am Amount	Teaser Rate	Neg Am Pmt Cap	Teaser Rate End Date	Original PI	First Time Homebuyer	Seasoned Over 3 Years	HARP Loan	HUD Exception Category	HUD Exception Assignee Liability	Non HUD Material Compliance Exceptions Cited
XXXX	XXXX	00000385	XXXX	XXXX			XXXX	XXXX	XX	XXXX	XXXX	No		XXXX	XX/XX/XXXX	XX/XX/XXXX	Fixed	FHA	XX/XX/XXXX	$XXX	Fixed	XX	No	XXX	XXX	4	15														Primary	Purchase	1004	XX/XX/XXXX	$XXX	$XXX	Mobile Home	1	0		XX	XX	Full	0	0	594				1							No	No	XX	PASS	$XXX	PASS	$XXX	$XXX		N/A		N/A	N/A	N/A	$XXX		N/A		N/A	N/A	Yes	XX/XX/XXXX	Fixed	XX	$XXX	XX/XX/XXXX	XX/XX/XXXX	$XXX	No	Cure default with capitalization	0		No					$XXX	No	No